UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  150 East 52nd Street, 29th Floor
          New York, NY 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/ Paul C. Shiverick   New York, New York          May 11, 2007
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $2,164,785 (in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

                                                       Mkt Value  SH/Prn   SH/ PUT/ Investment  Other     Voting Authority
 Name Of Issuer                Title of Class   CUSIP    x$1,000     Amt    Prn CALL Discretion Managers   Sole    Shared None
AETNA INC NEW                     Common     00817Y108    36,234   827,457 SH          SOLE               827,457
AGRIUM INC                        Common     008916108     2,921    76,186 SH          SOLE                76,186
ALLIANCEBERSTEIN HLDG LP         UNIT LTD    01881G106     3,761    42,500 SH          SOLE                42,500
AMER EXPRESS CO                   Common     025816109   311,166 5,517,128 SH          SOLE             5,517,128
AMER INTL GROUP INC               Common     026874107   199,345 2,965,566 SH          SOLE             2,965,566
AMERICAN TOWER CORP                CL A      029912201    19,333   496,352 SH          SOLE               496,352
AMR CORP                          Common     001765106     3,614   118,700 SH          SOLE               118,700
BJ SVCS CO                        Common     055482103     1,277    45,771 SH          SOLE                45,771
BRIGGS & STRATTON CORP            Common     109043109     3,279   106,300 SH          SOLE               106,300
BUCYRUS INTL INC NEW               CL A      118759109     4,378    85,000 SH          SOLE                85,000
CATERPILLAR INC DEL               Common     149123101   202,396 3,019,482 SH          SOLE             3,019,482
CELANESE CORP DEL               Com Ser A    150870103     8,458   274,269 SH          SOLE               274,269
CENTURY ALUM CO                   Common     156431108       869    18,547 SH          SOLE                18,547
CF INDS HLDGS INC                 Common     125269100    13,224   343,035 SH          SOLE               343,035
CISCO SYS INC                     Common     17275R102    66,889 2,620,000 SH          SOLE             2,620,000
CNH GLOBAL NV                    SHS New     N20935206     1,760    47,200 SH          SOLE                47,200
COCA COLA FEMSA S A B de C V     Spon ADR    191241108       722    20,000 SH          SOLE                20,000
CONOCOPHILLIPS                    Common     20825C104   251,926 3,685,836 SH          SOLE             3,685,836
CONTINENTAL AIRL INC               CL B      210795308   112,437 3,089,780 SH          SOLE             3,089,780
CROWN CASTLE INTL CORP            Common     228227104    13,998   435,646 SH          SOLE               435,646
DIAMOND OFFSHORE DRILLING INC     Common     25271C102    66,298   819,000 SH          SOLE               819,000
DOLLAR TREE STORES INC            Common     256747106     9,760   255,217 SH          SOLE               255,217
ENDURANCE SPECIALTY HLDGS LTD      SHS       G30397106     8,070   225,800 SH          SOLE               225,800
EVEREST RE GROUP LTD              Common     G3223R108    13,230   137,569 SH          SOLE               137,569
EXPEDIA INC DEL                   Common     30212P105     3,303   142,500 SH          SOLE               142,500
F M C CORP                       Com New     302491303     3,923    52,000 SH          SOLE                52,000
GENERAL ELECTRIC CO               Common     369604103   227,880 6,444,560 SH          SOLE             6,444,560
GLOBALSANTAFE CORP                 SHS       G3930E101    16,383   265,610 SH          SOLE               265,610
HALLIBURTON CO                    Common     406216101    59,062 1,860,800 SH          SOLE             1,860,800
HEALTH NET INC                    Common     42222G108     8,099   150,500 SH          SOLE               150,500
HONEYWELL INTL INC                Common     438516106    69,007 1,498,200 SH          SOLE             1,498,200
INGRAM MICRO INC                   CL A      457153104    13,317   689,659 SH          SOLE               689,659
KBR INC                           Common     48242W106     4,070   200,000 SH          SOLE               200,000
LAZARD LTD                        SHS A      G54050102     8,228   163,973 SH          SOLE               163,973
LINCOLN NATL CORP IND             Common     534187109     2,271    33,500 SH          SOLE                33,500
NOBLE CORPORATION                  SHS       G65422100    13,376   170,000 SH          SOLE               170,000
NOBLE ENERGY INC                  Common     655044105    10,494   175,922 SH          SOLE               175,922
PARKER HANNIFIN CORP              Common     701094104     2,408    27,900 SH          SOLE                27,900
POTASH CORP OF SASK INC           Common     73755L107     6,397    40,000 SH          SOLE                40,000
PRIDE INTL INC DEL                Common     74153Q102     1,921    63,817 SH          SOLE                63,817
SANOFI AVENTIS                SPONSORED ADR  80105N105     1,740    40,000 SH          SOLE                40,000
SPRINT NEXTEL CORP               COM FON     852061100   115,312 6,081,849 SH          SOLE             6,081,849
STEINWAY MUSICAL INSTRS INC       Common     858495104     3,334   103,300 SH          SOLE               103,300
SYBASE INC                        Common     871130100       758    30,000 SH          SOLE                30,000
TECK COMINCO LTD                   CL B      878742204    12,876   185,000 SH          SOLE               185,000
TEXTRON INC                       Common     883203101    80,417   895,504 SH          SOLE               895,504
TRANSOCEAN INC                     ORD       G90078109    16,095   196,997 SH          SOLE               196,997
UAL CORP                         Com New     902549807   120,276 3,151,076 SH          SOLE             3,151,076
WHITING PETE CORP NEW             Common     966387102     1,182    30,000 SH          SOLE                30,000
YAHOO INC                         Common     984332106     7,311   233,638 SH          SOLE               233,638
                                                       2,164,785